ASSET ACQUISITION, Net Identifiable Assets Acquired and Purchase Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net identifiable assets [Abstract]
Investment properties		$ 34,346	$ 35,542
NET ASSETS		332,566	318,339
Purchase consideration [Abstract]
Liabilities settled		$ 7,000	$ 0	$ 0
Asia Freeport Holdings Pte. Ltd [Member]
Net identifiable assets [Abstract]
Investment properties	$ 34,986
Other assets	529
Other liabilities	8,727
NET ASSETS	26,788
Purchase consideration [Abstract]
Cash consideration paid	5,187
Liabilities settled	21,107
Transaction costs	494
Total consideration	$ 26,788